Benefit Plans (Information about Level 3 Assets Measured at Fair Value on Recurring Basis) (Detail) - Domestic Pension Plans - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	¥ 197,398	¥ 183,003
Actual return on plan assets:
Fair value of plan assets at end of year	202,368	197,398
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	25,162	17,525
Actual return on plan assets:
Relating to assets still held at end of year	2,050	1,607
Relating to assets sold during the year	0	0
Purchases, sales and settlements	5,919	6,030
Transfers into level 3	1,412
Fair value of plan assets at end of year	¥ 34,543	¥ 25,162